SCHEDULES OF INVESTMENTS
June 30, 1997 (Unaudited)
ROYCE CAPITAL FUND-MICRO-CAP PORTFOLIO


COMMON STOCKS-67.0%
                                          Shares     Value                                                      Shares      Value
                                          ------     -----                                                      ------      -----
CONSUMER PRODUCTS-21.6%                                              INDUSTRIAL SERVICES-21.9%
Bassett Furniture Industries                400      $ 11,325        Frozen Food Express Industries             2,000      $ 17,250
ErgoBilt                                  2,500        16,250        Insituform Technologies, Cl. A*            1,700        10,412
Jean-Phillippe Fragrances*                1,800        11,250        Rush Enterprises*                            500         3,125
Johnson Worldwide Associates, Cl. A*        700         9,013        Sevenson Enviromental Services               800        15,600
The Topps Company*                        2,000         8,375        Standard Commercial*                         606        10,529
                                                        -----                                                                ------
                                                       56,213                                                                56,916
                                                       ------                                                                ------
                                                                     RETAIL-1.9%
FINANCIAL INTERMEDIARIES-2.3%                                        Lillian Vernon                               300         5,062
Nobel Insurance                             400         5,950                                                                 -----
                                                        -----

FINANCIAL SERVICES-2.3%                                              TECHNOLOGY-6.3%
Old Guard Group                             400         6,025        DH Technology*                               500         8,125
                                                        -----        Richardson Electronics                     1,000         8,313
                                                                                                                              -----
                                                                                                                             16,438
                                                                                                                             ------
INDUSTRIAL PRODUCTS-10.7%
American Buildings Company*                 200         5,400
Falcon Products                             400         5,375        Total Common Stocks (Cost $ 163,611)                   174,492
Puerto Rican Cement Company                 200         6,513                                                               -------
Simpson Manufacturing Co.*                  400        10,600        TOTAL INVESTMENTS-67.0%
                                                       ------         (COST $ 163,611)                                      174,492
                                                       27,888        CASH AND OTHER ASSETS
                                                       ------         LESS LIABILITIES-33.0%                                 85,803
                                                                                                                             ------
                                                                     NET ASSETS- 100.0%                                   $ 260,295
                                                                                                                            -------
                                                                                                                            -------

* Non-income producing.

Income Tax Information-The cost of total investments for federal income tax purposes was $ 163,611.
At June 30, 1997, net unrealized appreciation for all securities amounted to $10,881, consisting of aggregate gross unrealized appreciation of $13,717 and aggregate gross unrealized depreciation of $2,836.

ROYCE CAPITAL FUND-PREMIER PORTFOLIO

COMMON STOCKS- 70.6%

                                          Shares     Value                                                      Shares      Value
                                          ------     -----                                                      ------      -----
CONSUMER PRODUCTS-4.1%                                               INDUSTRIAL SERVICES-5.5%
Gibson Greetings*                            200     $ 4,500         Arnold Industries                             600     $ 10,200
Oakley*                                      500       7,031         New England Business Service                  200        5,263
                                                       -----                                                                  -----
                                                      11,531                                                                 15,463
                                                      ------                                                                 ------

CONSUMER SERVICES-4.5%                                               NATURAL RESOURCES-9.0%
Buffets*                                   1,500      12,656         Tom Brown*                                    500       10,625
                                                      ------         CalMat                                        300        6,450
FINANCIAL INTERMEDIARIES-12.4%                                       Florida Rock Industries                       200        8,125
The Commerce Group                           100       2,463                                                                  -----
Leucadia National Corporation                300       9,281                                                                 25,200
Pennsylvania Manufacturers                   400       6,200                                                                 ------
Trenwick Group                               300      11,250         RETAIL-10.7%
Zenith National Insurance                    200       5,400         Charming Shoppes*                           1,600        8,350
                                                       -----         Sotheby's Holdings, Cl. A                     500        8,437
                                                      34,594         Stanhome                                      400       13,150
                                                      ------                                                                 ------
                                                                                                                             29,937
                                                                                                                             ------
FINANCIAL SERVICES-10.5%
Arthur J. Gallagher & Co.                    300      11,325         TECHNOLOGY- 6.5%
The Pioneer Group, Inc.                      300       6,900         Marshall Industries*                          200        7,450
Willis Corroon Group plc+                  1,000      11,188         National Computer Systems                     400       10,650
                                                      ------                                                                 ------
                                                      29,413                                                                 18,100
                                                      ------                                                                 ------

HEALTH- 1.4%                                                         Total Common Stocks (Cost $ 176,536)                   197,344
Haemonetics Corporation*                     200       3,825                                                                -------
                                                       -----

                                                                     TOTAL INVESTMENTS-70.6%
INDUSTRIAL PRODUCTS-6.0%                                              (Cost $ 176,536)                                      197,344
Curtiss-Wright Corporation                   100       5,825         CASH  AND OTHER ASSETS                                 -------
Woodward Governor Company                    300      10,800          LESS LIABILITIES-29.4%                                 82,374
                                                      ------                                                                 ------
                                                      16,625
                                                      ------
                                                                     NET ASSETS- 100.0%                                   $ 279,718
                                                                                                                            -------
                                                                                                                            -------

* Non-income producing.
+American Depository Receipt.

Income Tax Information-The cost of total investments for federal income tax purposes was $ 176,536.
At June 30, 1997, net unrealized appreciation for all securities amounted to $20,808, consisting of aggregate gross unrealized appreciation of $22,667 and aggregate gross unrealized depreciation of $1,859.


The accompanying notes are an integral part of the financial statements.


ROYCE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (UNAUDITED)


                                                                                  Micro-Cap               Premier
                                                                                  Portfolio              Portfolio
                                                                                  ---------              ---------

ASSETS:
Investments at value (identified cost $163,611 and $176,536, respectively)        $174,492              $197,344
Cash                                                                                78,479                80,826
Receivable for dividends                                                               -                     426
Prepaid expenses and other assets                                                    9,390                 9,391
                                                                                     -----                 -----
  TOTAL ASSETS                                                                     262,361               287,987
                                                                                   -------               -------

LIABILITIES:
Payable for investments purchased                                                      -                   6,202
Accrued expenses                                                                     2,066                 2,067
                                                                                     -----                 -----
  TOTAL LIABILITIES                                                                  2,066                 8,269
                                                                                     -----                 -----
  NET ASSETS                                                                      $260,295              $279,718
                                                                                   -------               -------
                                                                                   -------               -------

ANALYSIS OF NET ASSETS:
Undistributed net investment (loss)                                               $ (1,953)             $ (1,377)
Accumulated net realized gain on investments                                         1,435                10,355
Net unrealized appreciation on investments                                          10,881                20,808
Capital shares                                                                          50                    50
Additional paid-in capital                                                         249,882               249,882
                                                                                   -------               -------
  NET ASSETS                                                                      $260,295              $279,718
                                                                                   -------               -------
                                                                                   -------               -------

SHARES OUTSTANDING:
  (unlimited number of $.001 par value shares authorized for each Fund)             50,000                50,000
                                                                                    ------                ------
                                                                                    ------                ------

NET ASSET VALUE:
  (offering and redemption price per share)                                          $5.21                 $5.59
                                                                                      ----                  ----
                                                                                      ----                  ----


STATEMENT OF CHANGES IN NET ASSETS


                                                                     Micro-Cap Portfolio                 Premier Portfolio
                                                                     -------------------                 -----------------
                                                           Six Months ended   Period ended        Six Months ended     Period ended
                                                            June 30, 1997     December 31,         June 30, 1997       December 31,
                                                             (unaudited)         1996               (unaudited)           1996
                                                           ----------------   ------------        ----------------     ------------

INVESTMENT OPERATIONS:
 Net investment (loss)                                         ($1,953)           ($68)                ($1,377)             ($68)
 Net realized gain on investments                                1,435               0                  10,355                 0
 Net change in unrealized appreciation on investments           10,351             530                  18,321             2,487
                                                                ------             ---                  ------             -----
 Net increase in net assets from investment operations           9,833             462                  27,299             2,419
CAPITAL SHARE TRANSACTIONS:
 Net increase in net assets from capital share transactions          0         250,000                       0           250,000
                                                                     -         -------                       -           -------
NET INCREASE IN NET ASSETS                                       9,833         250,462                  27,299           252,419
NET ASSETS:
 Beginning of period                                           250,462               0                 252,419                 0
                                                               -------               -                 -------                 -

 End of period                                                $260,295(1)     $250,462(1)             $279,718(2)       $252,419(2)
                                                               -------         -------                 -------           -------
                                                               -------         -------                 -------           -------

CAPITAL SHARE TRANSACTIONS:
 Net increase in shares outstanding                                  0          50,000                       0            50,000
                                                                     -          ------                       -            ------


(1) Includes undistributed net investment income; $(1,953) at June 30, 1997. The Fund commenced operations on December 27, 1996.

(2) Includes undistributed net investment income; $(1,377) at June 30, 1997. The Fund commenced operations on December 27, 1996.


The accompanying notes are an integral part of the financial statements.

ROYCE CAPITAL FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


                                                                   Micro-Cap               Premier
                                                                   Portfolio              Portfolio
                                                                   ---------              ---------
INVESTMENT INCOME:
Income:
       Dividends                                                       $522                 $1,202
                                                                        ---                  -----
              Total Income                                              522                  1,202
                                                                        ---                  -----
Expenses:
       Investment advisory fees                                       1,865                  1,296
       Custodian and transfer agent fees                              6,071                  6,055
       Administrative and office facilities expenses                     85                     86
       Professional fees                                                987                    987
       Trustees' fees                                                     8                      8
       Organizational expenses                                        1,058                  1,059
       Other expenses                                                   530                    531
               Total Expenses                                        10,604                 10,022
               Fees waived by investment adviser                     (1,865)                (1,296)
               Expenses reimbursed by investment adviser             (6,264)                (6,147)
                                                                     -------                -------
               Total Expenses                                         2,475                  2,579
                                                                      -----                  -----
               Net Investment Income (Loss)                          (1,953)                (1,377)
                                                                     -------                -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      1,435                 10,355
Net change in unrealized appreciation on investments                 10,351                 18,321
                                                                     ------                 ------
Net realized and unrealized gain on investments                      11,786                 28,676
                                                                     ------                 ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,833                $27,299
                                                                      -----                 ------
                                                                      -----                 ------


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
       This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in in evaluating the Fund's performance for the periods presented.

           Net Asset Value     Net Investment      Net realized and     Distributions from    Distributions from    Net Asset Value
             Beginning            Income          unrealized gain on     net investment        net realized gain         End
             of Period            (Loss)              investments           income              on investments        of Period
           ------------------------------------------------------------------------------------------------------------------------
Micro-Cap Portfolio (a)
-----------------------
  1997         $5.01              (0.04)                 0.24                 0.00                   0.00                $5.21
  1996         $5.00               0.00                  0.01                 0.00                   0.00                $5.01

Premier Portfolio (b)
---------------------

  1996         $5.05              (0.03)                 0.57                 0.00                   0.00                $5.59
  1995         $5.00               0.00                  0.05                 0.00                   0.00                $5.05


                                  Ratio of expenses       Ratio of net                               Average
           Total     Net Assets     to average        investment income to       Portfolio       Commission Rate
           Return    End of Year    net assets         average net assets      Turnover Rate          Paid+
           -----------------------------------------------------------------------------------------------------
Micro-Cap Portfolio (a)
-----------------------
  1997      4.0%      $260,295        1.99%                  -1.57%               76%              $0.0574
  1996      0.2%      $250,462        1.99%                  -1.99%                0%              $0.0499

Premier Portfolio (b)
---------------------
  1996     10.7%      $279,718        1.99%                  -1.06%               37%              $0.0649
  1995      1.0%      $252,419        1.99%                  -1.99%                0%              $0.0667

--------------------------

(a) Expense ratios and net investment income are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended June 30, 1997 and December 31, 1996, the expense ratios before the waivers and reimbursements would have been 8.53% and 22.49%, respectively.
     The Fund commenced operations on December 27, 1996.

(b) Expense ratios and net investment income are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended June 30, 1997 and December 31, 1996, the expense ratios before the waivers and reimbursements would have been 7.73% and 22.02%, respectively.
     The Fund commenced operations on December 27, 1996.

+ For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

NOTES TO FINANCIAL STATEMENTS      (UNAUDITED)
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The Micro-Cap Portfolio and Premier Portfolio (the "Fund" or "Funds") are two series of Royce Capital Fund (the "Trust"), a diversified open-end management investment company. The Trust was established as a business trust under the laws of Delaware effective January 11, 1996. The Funds commenced operations on December 27, 1996.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a.  Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

b.   Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation are determined on the basis of identified cost for book and tax purposes.

c.   Expenses:

     Expenses directly attributable to each fund are charged to that Fund's operations while expenses applicable to all Fund's are allocated in an equitable manner.

d.   Taxes:

     The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

e.   Distributions:

     Dividend and capital gain distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

f.   Repurchase agreements:

     The Funds enter into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of their assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by SSB&T until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

g.   Organizational expenses:

     Costs incurred by the Funds in connection with its organization and initial registration of shares of $10,000 per portfolio have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations.

2.   INVESTMENT ADVISER:

     Under the Trust's investment advisory agreement with Royce & Associates, Inc. ("Royce") (formerly Quest Advisory Corp.), Royce is paid a monthly fee at an annual rate of 1.5% and 1.0% of the average net assets of Micro-Cap Portfolio, and Premier Portfolio, respectively. For the six months ended June 30, 1997, Royce voluntarily waived total advisory fees of $1,865 for Micro-Cap Portfolio and $1,296 for Premier Portfolio.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES:

     For the six months ended June 30, 1997, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, were as follows:

                 Micro-Cap Portfolio      Premier Portfolio
                 -------------------      -----------------
[S]               [C]                        [C]
Purchases         $195,154                   $148,547
Sales             $100,232                   $ 45,142